Notes Receivable - Schedule of Notes Receivable (Details) - EVOLUTION METALS LLC [Member]	Dec. 31, 2024 USD ($)
Schedule of Notes Receivable [Line Items]
Notes Receivable	$ 10,723,650
Less: Allowance for credit losses	(5,265,933)
Less: Notes receivable, current portion, net of allowance for credit losses	(957,717)
Notes Receivable, net of current portion, net of allowance for credit losses	4,500,000
CMR Advances [Member]
Schedule of Notes Receivable [Line Items]
Notes Receivable	9,000,000
WTMA Sponsor Notes [Member]
Schedule of Notes Receivable [Line Items]
Notes Receivable	1,191,865
WTMA Co-sponsor Notes [Member]
Schedule of Notes Receivable [Line Items]
Notes Receivable	331,785
Clever Note [Member]
Schedule of Notes Receivable [Line Items]
Notes Receivable	$ 200,000